Receivables - Schedule Of Current Customer Receivables Sold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance	$ 15	$ 1,628
GE HealthCare sales to WCS and third parties	9	5,456
Collections and other activities	(18)	(7,076)
Reclassification from long-term customer receivables	1	7
Ending Balance	$ 7	$ 15